Debt Schedule of Long-term Debt Issuances (Details) $ in Millions	Sep. 28, 2019 USD ($)
Three point seven five zero percent senior notes due 2030
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 1,000
Four point six two five percent senior notes due 2039
Debt Instrument [Line Items]
Long-term debt, principal amount	500
Four point eight seven five percent senior notes due 2049
Debt Instrument [Line Items]
Long-term debt, principal amount	1,500
2019 Notes
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 3,000